Cover	Mar. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2022
Entity File Number	000-54830
Entity Registrant Name	SUNSTOCK, INC.
Entity Central Index Key	0001559157
Entity Tax Identification Number	46-1856372
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	111 Vista Creek Circle
Entity Address, City or Town	Sacramento
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95835
City Area Code	916
Local Phone Number	860-9622
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SSOK